Concentration - Schedule of Concentration (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration [Member] | Customer A [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage	21.00%		16.00%		27.00%
Customer Concentration [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	59.00%		41.00%
Customer Concentration [Member] | Customer B [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage	19.00%		27.00%		16.00%
Customer Concentration [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		[1]	28.00%
Customer Concentration [Member] | Customer C [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage	19.00%		17.00%		14.00%
Customer Concentration [Member] | Customer D [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage		[1]		[1]	20.00%
Customer Concentration [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		[1]	12.00%
Customer Concentration [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	15.00%		12.00%
Vendor Concentration [Member] | Vendor A [Member] | Cost of Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage	50.00%		44.00%		41.00%
Vendor Concentration [Member] | Vendor B [Member] | Cost of Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage	42.00%		26.00%		31.00%
Vendor Concentration [Member] | Vendor C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration percentage	39.00%		42.00%
Vendor Concentration [Member] | Vendor D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration percentage	37.00%		29.00%
Vendor Concentration [Member] | Vendor E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration percentage	19.00%		14.00%

[1]	Less than 10%